Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Sep. 22, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Allowance for loan losses	$ 6,006	$ 5,981		$ 5,215	$ 5,018	$ 3,238	$ 1,012
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 1.00		$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000		500,000
Series C preferred stock, shares issued	8,000	8,000	8,000		8,000
Series C preferred stock, shares outstanding	8,000	8,000	8,000		8,000
Series C preferred stock, liquidation value (in dollars per share)	$ 1,000	$ 1,000			$ 1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	75,000,000	75,000,000	75,000,000		10,000,000
Common stock, shares issued	9,484,641	9,470,832			5,804,703
Common stock, shares outstanding	9,484,641	9,470,832			5,804,703
Unallocated Employee Stock Ownership Plan shares, shares	36,935	36,935
Treasury stock, shares	10,000	10,000			10,000